Note 7 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	$3,525,967	$(1,075,457)	$2,450,510
Depreciation	-	(54,982)	(54,982)
Vessel acquisitions, advances and other vessels’ costs	837,399	-	837,399
Vessel sales, transfers and other movements	(135,427)	71,635	(63,792)
Balance, June 30, 2021	$4,227,939	$(1,058,804)	$3,169,135

During the six-month period ended June 30, 2021, the Company (i) acquired the secondhand container vessels Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio and Porto Germeno with an aggregate TEU capacity of 45,331, (ii) took delivery of the newbuild container vessels YM Target and YM Tiptop with an aggregate TEU capacity of 25,380 and (iii) took delivery of three secondhand dry bulk vessels, that were part of the SPA (Note3(d)), the Builder, Pegasus and Adventure, with an aggregate DWT of 172,022.

Furthermore, during the six-month period ended June 30, 2021, the Company purchased from York (Notes 9 and 10) the equity interest held by York (in the range from 51% to 75%) in the companies owning the containerships Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio, with an aggregate capacity of 55,050 TEU, at an aggregate net consideration price of $88,854 after subtracting term loans of $302,193 (Note 11) assumed at the time of the acquisition. As a result, the Company acquired the controlling interest and became the sole shareholder of the vessel owning companies of the five mentioned container vessels (Note 10). Any favorable or unfavorable lease terms associated with these vessels were recorded as an intangible asset or liability (“Time charter assumed”) at the time of the acquisition. The aggregate Time charter assumed, net, at the time of the acquisitions was a liability of $589, current and non-current portion (Note 13). Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”.

During the six-month period ended June 30, 2021, the Company agreed to acquire (i) the 2009-built, 4,578 TEU secondhand container vessel COSCO Fukuyama (tbr Gialova) and the 2008-built, 4,578 TEU secondhand container vessel CO Kobe (tbr Dyros), which are expected to be delivered by the end of 2021 and (ii) 13 secondhand dry bulk vessels  (Interlink Verity, Interlink Parity (tbr Parity), Serene Sussanah (tbr Serena), Dawn, Bernis, Konstantinos M. (tbr Konstantinos), Bulk Titan (tbr Titan), Jia Tai (tbr Taibo), N Discovery (tbr Discovery), Viet Thuan 56-01 (tbr Thunder), Imperial Rose (tbr Rose), Lara (tbr Clara), Interlink Equity (tbr Equity)) with an aggregate capacity of 619,718 DWT (Note 14(b) and Note 22(e)) which are expected to be delivered to the Company during the third and the fourth quarters of 2021.

During the six-month period ended June 30, 2021, the Company sold the container vessels Halifax Express, which was held for sale at December 31, 2020 and Prosper, which was held for sale at March 31, 2021 and recognized a net gain of $1,406, which is separately reflected in Gain on sale of vessels, net in the accompanying 2021 consolidated statement of operations.

On March 24, 2021, the Company decided to make arrangements to sell the container vessel Venetiko, and on June 10, 2021, the container vessels ZIM Shanghai and ZIM New York, respectively (Note 22(f)). At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the three vessels as “held for sale” were met. As of June 30, 2021, the amount of $61,389 (including $530 transferred from Deferred charges, net), separately reflected in Vessels held for sale in the 2021 consolidated balance sheet, represents the carrying value of those vessels at the time that held for sale criteria were met on the basis that as of that date their fair value less cost to sell exceeded their carrying amount. Their fair value was based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy).

During the six-month period ended June 30, 2020, the Company acquired the 2009-built container vessel, 4,258 TEU Virgo (ex. JPO Virgo).

During the six-month period ended June 30, 2020, the Company sold the container vessel Neapolis and recognized a gain of $10, which is separately reflected in Gain on sale of vessels, net in the accompanying 2020 consolidated statement of operations. During the six-month period ended June 30, 2020, the Company recorded an impairment loss in relation to five of its container vessels in the amount of $31,577 (including $693 transferred from Deferred charges, net). The fair values of the five container vessels were determined through Level 2 inputs of the fair value hierarchy (Note 20).

As of June 30, 2020, the fair market value of the container vessels Zagora, Kokura, Kawasaki and Singapore Express based on their estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy) was $27,038 in the aggregate. The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value, amounting to $79,197 (including $33 transferred from Deferred charges, net), was recorded in the six-month period ended June 30, 2020, and is separately reflected as Loss on vessels held for sale in the accompanying 2020 statement of operations.

Fifty-eight of the Company’s vessels, with a total carrying value of $2,090,221 as of June 30, 2021, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the four vessels under the sale and leaseback transactions described in Note 12, the five newbuild vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop (Note 11.B), the five vessels acquired in 2018 under the Share Purchase Agreement (Notes 10 and 11B) with York and five unencumbered vessels.